RELATED PARTIES - Schedule of Common Stock Activity (Details) - Universal Insurance Holdings Common Stock Fund - EBP 001 - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Shares owned (in shares)	90,744	86,910
Shares purchased (in shares)	34,351	8,561
Shares sold (in shares)	30,517	4,448